Average Annual Total Returns			12 Months Ended	36 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Founders Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.60%	2.77%
Performance Inception Date		Dec. 29, 2021
Founders Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.25%	1.26%
Founders Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.46%	1.47%
Bloomberg U.S. Universal Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Universal Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		2.04%	(1.84%)
iBoxx USD Liquid HY Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		iBoxx USD Liquid HY Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		8.46%	4.10%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.